Expense Example, No Redemption - Prudential Day One 2055 Fund	R1 1 Year	R1 3 Years	R1 5 Years	R1 10 Years	R2 1 Year	R2 3 Years	R2 5 Years	R2 10 Years	R3 1 Year	R3 3 Years	R3 5 Years	R3 10 Years	R4 1 Year	R4 3 Years	R4 5 Years	R4 10 Years	R5 1 Year	R5 3 Years	R5 5 Years	R5 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	117	4,751	7,448	10,231	92	1,367	2,612	5,596	77	500	949	2,197	66	4,785	7,489	10,218	56	904	1,769	4,006	41	391	766	1,819